Commitments and Contingencies - Additional Information (Details) $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2023 shares	Mar. 31, 2024	Jun. 30, 2025 Actions Integer	Dec. 31, 2024 Integer	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Litigation pending or loss contingencies | Integer			0	0
IKENA ONCOLOGY INC
Loss Contingencies [Line Items]
Number of actions filed | Actions			2
Legal proceedings allegations			The Complaints allege that the defendants filed or caused to be filed a materially incomplete and misleading registration statement with the SEC and asserts claims under New York common law for negligent misrepresentation and concealment and negligence. In addition, the Company and its board of directors have received five additional demands from purported stockholders seeking additional disclosures in the registration statement (collectively, the “Demands”).
Smith v. Ikena Oncology, Inc. | IKENA ONCOLOGY INC
Loss Contingencies [Line Items]
Lawsuit filing date			Jun. 12, 2025
Kent v. Ikena Oncology, Inc. | IKENA ONCOLOGY INC
Loss Contingencies [Line Items]
Lawsuit filing date			Jun. 13, 2025
Pionyr Immunotherapeutics, Inc | IKENA ONCOLOGY INC
Loss Contingencies [Line Items]
Percentage of net proceeds from potential monetization of legacy programs receivable	50.00%
Business acquisition, contingent value right received for each share | shares	1
Contingent value rights period	2 years
UT Austin License | University | IKENA ONCOLOGY INC
Loss Contingencies [Line Items]
Additional milestone payments payable upon meeting certain development milestones					$ 4.7
License agreement description				The Company was required to pay License Maintenance fees annually of less than $0.1 million. Additionally, the Company would have been required to make additional milestone payments to the University upon meeting certain development milestones in the aggregate of $4.7 million during the term of the UT Austin License, and to pay the University royalties as defined in the UT Austin License on any commercialized product sales related to the licensed technology in a percentage in the low single digits. The Company was also responsible for reimbursing the University for certain patent-related costs incurred on its behalf.
License agreement, termination date		Jun. 27, 2024
UT Austin License | University | Maximum | IKENA ONCOLOGY INC
Loss Contingencies [Line Items]
License maintenance fees					$ 0.1
Ask At License | IKENA ONCOLOGY INC
Loss Contingencies [Line Items]
License agreement description				The Company would have been obligated to make milestone payments to AskAt upon meeting certain development and sales milestones during the term of the AskAt License as well as royalties on any commercialized product sales related to the licensed technology.
License agreement, termination date				Mar. 20, 2024